Net income/(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income/(loss) attributable to ordinary shareholders	¥ 49,405,223	¥ 12,184,155	¥ (2,491,633)
Impact of subsidiaries' diluted earnings	(157,589)
Net income/(loss) attributable to ordinary shareholders – diluted	¥ 49,247,634	¥ 12,184,155	¥ (2,491,633)
Denominator:
Weighted average number of shares - basic	3,021,808,985	2,912,637,241	2,877,902,678
Adjustments for dilutive options and RSUs	87,215,045	54,684,562
Weighted average number of shares - diluted	3,109,024,030	2,967,321,803	2,877,902,678
Basic net income/(loss) per share attributable to ordinary shareholders	¥ 16.35	¥ 4.18	¥ (0.87)
Diluted net income/(loss) per share attributable to ordinary shareholders	¥ 15.84	¥ 4.11	¥ (0.87)